Schedule of Investments
May 31, 2025 (unaudited)
Archer Balanced Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 64.06%

Air Courier Services - 1.35%
FedEx Corp.	3,250	708,825

Aircraft Engines & Engines Parts - 2.16%
Honeywell International, Inc.	5,000	1,133,350

Beverages - 1.00%
The PepsiCo, Inc.	4,000	525,800

Electric Services - 3.08%
American Electric Power Co., Inc.	3,400	351,866
NextEra Energy, Inc.	17,900	1,264,456

		1,616,322

Electrical Work - 2.94%
Quanta Services, Inc.	4,500	1,541,520

Electronic Computers - 2.38%
Apple, Inc.	6,200	1,245,270

Food & Kindred Products - 1.00%
Nestle S.A. ADR	4,900	521,899

Guided Missiles & Space Vehicles & Parts - 2.35%
Lockheed Martin Corp.	2,550	1,230,069

National Commercial Banks - 3.88%
Citigroup, Inc.	4,000	301,280
JPMorgan Chase & Co.	6,560	1,731,840

		2,033,120

Petroleum Refining - 2.62%
Chevron Corp.	6,300	861,210
Exxon Mobil Corp.	5,000	511,500

		1,372,710

Pharmaceutical Preparations - 6.15%
Bristol-Myers Squibb Co.	8,550	412,794
Eli Lilly and Co.	1,450	1,069,622
Johnson & Johnson	5,000	776,050
Merck & Co., Inc.	9,080	697,707
Pfizer, Inc.	11,400	267,786

		3,223,959

Railroads, Line-Haul Operating - 1.94%
Union Pacific Corp. Class B	4,600	1,019,636

Retail-Drug Stores and Proprietary Stores - 1.31%
CVS Health Corp.	10,694	684,844

Retail-Lumber & Other Building Materials Dealers - 1.55%
The Home Depot, Inc.	2,200	810,238

Retail-Variety Stores - 4.14%
Walmart, Inc.	22,000	2,171,840

Semiconductors & Related Devices - 4.34%
Broadcom, Inc.	9,400	2,275,458

Services-Business Services - 5.33%
Accenture plc Class A (Ireland)	3,000	950,460
MasterCard, Inc. Class A	3,150	1,844,640

		2,795,100

Services-Computer Programming, Data Processing, Etc. - 7.48%
Alphabet, Inc. Class A	8,600	1,476,964
Meta Platforms, Inc. Class A	3,775	2,444,275

		3,921,239

Services-Medical Laboratories - 1.02%
Laboratory Corp. of America Holdings	2,150	535,286

Services-Miscellaneous Amusement & Recreation - 1.29%
The Walt Disney Co. (2)	6,000	678,240

Services-Prepackaged Software - 3.25%
Microsoft Corp.	3,700	1,703,332

Ship & Boat Building & Repairing - 2.21%
Huntington Ingalls Industries, Inc.	5,200	1,159,912

Surgical & Medical Instruments & Apparatus - 1.29%
Becton Dickinson & Co. (2)	3,920	676,553

Total Common Stock	(Cost $ 14,217,226)	33,584,521

Real Estate Investment Trusts - 3.70%

Extra Space Storage, Inc.	5,100	770,865
Prologis, Inc.	9,452	1,026,487
Ready Capital Corp., 5.750%, due 2/15/26	6,000	143,820

Total Real Estate Investment Trusts	(Cost $ 1,043,026)	1,941,172

Corporate Bonds - 18.60% (4)

Air-Conditioning, Heating Equipment, and Commercial & Industrial Refrigeration Equipment - 0.47%
Johnson Controls International, Plc., 4.900%, 12/1/32	250,000	246,891

Aircraft - 0.47%
Boeing Co., 2.600%, due 10/30/25	250,000	247,399

Banks & Financial Institutions - 2.76%
Federal Farm Credit Bank, 4.940%, 10/8/31	250,000	249,635
Federal Farm Credit Bank, 5.570, 8/26/33	500,000	499,457
Federal Home Loan Bank, 5.555%, 2/15/33	700,000	699,198

		1,448,290

Commercial Banks - 0.66%
Capital One Financial Corp., 6.125%, to 6/23/25 Perp.	250,000	250,542
Royal Bank of Canada, 1.200%, due 4/27/26	100,000	97,207

		347,749

Consumer Products - 0.10%
YMCA of Greater NY, 3.160%, 8/1/31	60,000	52,098

Electric Services - 1.20%
Empire District Electric Co., 6.700%, 11/15/33	500,000	530,630
Southern California Edison Co. Series E, 3.700%, due 8/1/25	100,000	99,702

		630,331

Financial Services - 1.31%
Ford Motor Credit Co. LLC., 5.700%, due 9/20/34	350,000	339,198
Ford Motor Credit Co. LLC., 5.450%, 2/20/28	350,000	346,648

		685,846

General Building Contractors - Residential Buildings - 0.29%
Lennar Corp., 4.750%, due 11/29/27	150,000	150,389

Heating Equip, Except Elec & Warm Air; & Plumbing Fixtures - 1.05%
Masco Corp., 7.750%, 08/1/29	500,000	552,565

Investment Advice - 0.38%
Affiliated Managers Group, Inc., 3.500%, due 08/1/25	200,000	199,515

Motor Vehicles & Passenger Car Bodies - 0.25%
General Motors Financial Co., Inc., 3.100%, 1/12/32	150,000	129,097

National Commercial Banks - 2.52%
Bank of America Corp., 5.200%, due 12/5/31	250,000	252,137
Bank of Montreal, 5.100%, due 10/18/34	250,000	238,574
JPMorgan Chase & Co. Series B, 5.330, due 2/1/27 (3-month US Libor + .50%)	150,000	147,311
Truist Financial Corp. Series M, 5.125%, to 12/15/27	150,000	147,308
US Bancorp, 3.70%, 1/15/27	300,000	285,913
US Bancorp, 5.200%, due 12/26/29	250,000	251,441

		1,322,684

Natural Gas Transmission - 0.49%
Northern Illinois Gas Co., 5.900%, due 12/1/32	250,000	254,820

Pharmaceutical Preparations - 0.19%
AbbVie, Inc., 3.200%, due 5/14/26	100,000	98,926

Paper Mills - 0.82%
Georgia-Pacific, LLC., 7.250%, 6/1/28	400,000	430,479

Security Brokers, Dealers & Flotation Companies - 2.44%
Capital Southwest Corp., 3.375%, due 10/1/26	400,000	385,368
Goldman Sachs Group, Inc. Series MTN, 5.100%, 2/14/30	300,000	297,684
Jefferies Financial Group, Inc., 6.000%, 1/31/33	300,000	297,225
Jefferies Financial Group, Inc., 6.500%, 4/30/35	300,000	301,077

		1,281,353

Services-Advertising Agencies - 0.38%
Omnicom Group, Inc., 3.600%, due 4/15/26	200,000	197,996

Services-Equipment Rental & Leasing, Nec - 0.84%
Air Lease Corp., 3.625%, due 12/1/27	200,000	196,028
United Rentals, Inc., 3.875%, due 11/15/27	250,000	244,374

		440,402

Services-Misc. Amusement and Recreation - 0.48%
The Walt Disney Co., 7.700%, 10/30/25	250,000	252,262

Services-Prepackaged Software - 0.47%
Oracle Corp., 1.650%, due 3/25/26	100,000	97,553
VMWare, Inc., 3.900%, due 8/21/27	150,000	147,908

		245,461

State Commercial Banks - 1.02%
Citizens Financial Group, Inc., 4.350%, due 8/1/25	100,000	99,908
Deutsche Bank, 5.150%, 9/15/34	250,000	236,228
Fifth Third Bancorp Series L, 4.500%, to 9/30/25	200,000	198,705

		534,841

Total Corporate Bonds	(Cost $ 8,362,102)	9,749,394

Municipal Bonds - 3.81% (4)

California - 0.04%
Porterville Unified School District, 7.250%, due 7/1/27	20,000	20,043

Georgia - 0.19%
Georgia Loc. Govt., 4.750%, due 6/1/28	99,000	101,149

Indiana - 0.60%
Evansville-Vanderburgh, IN School Bldg. Corp. Series B, 6.150%, due 7/15/27	135,000	135,127
Fishers, IN Econ Development Revenue Taxable-P3 Project, 2.650%, due 8/1/28	190,000	181,258

		316,385

Maryland - 0.38%
Baltimore Board of School Commissioners City Schools Revenue, 5.692%, due 12/15/25	200,000	201,696

Michigan - 0.48%
City of Coldwater, MI Water Supply & Wastewater System Revenue, 5.000%, due 8/1/26	25,000	25,588
Michigan State Taxable School Loan Series A, 3.200%, due 5/15/27	227,500	223,944

		249,532

New York - 0.47%
New York City, NY Transitional Finance Authority Revenue, 2.760%, due 2/1/26	250,000	247,433

Ohio - 0.49%
New Albany, Floyd County Industry School First Mortgage, 5.000%, due 1/15/27	250,000	257,588

Pennsylvania - 0.81%
East-Norriton-Plymouth-Whipain Joint Sewer Authority, 1.832%, due 8/1/28	250,000	232,503
Pennsylvania ST Taxable-Ref-First Refunding Series, 1.200%, due 8/1/26	200,000	193,210

		425,713

Washington - 0.13%
Douglas County, WA School District No. 206 Eastmont Qualified School Construction, 4.700%, due 12/1/25	70,000	70,130

Wisconsin - 0.21%
Greendale, WI Taxable Community Development, Series A, 4.750%, due 12/1/26	110,000	110,032

Total Municipal Bonds	(Cost $ 2,181,412)	1,999,700

Preferred Securities - 1.20% (4)

Asset Management - 0.08%
B Riley Financial, Inc., 6.50%, due 9/30/26	4,000	42,000

Motor Vehicles & Passenger Car Bodies - 0.24%
Ford Motor Co., 6.000%, due 12/1/59	6,000	124,320

National Commercial Banks - 0.79%
BAC Capital Trust XIII Series F, 6.071%, 3/15/43	150,000	115,633
Huntington Bancshares, Inc. Series G, 4.450%, 10/15/27	150,000	145,549
PNC Capital Trust C, 5.750%, 6/1/28	150,000	147,127

		408,308

Telephone Communications (No Radio Telephone) - 0.10%
QWest Corp., 6.500%, due 9/1/56	3,000	54,840

Total Preferred Securities	(Cost $ 767,125)	629,468

Structured Notes - 0.89% (4)

Banks - 0.54%
Citigroup, Inc., 0.000%, 3/12/34	400,000	281,176

Security Brokers, Dealers & Flotation Companies - 0.36%
Goldman Sachs Group, Inc., 0.000%, 11/13/28	125,000	106,663
Morgan Stanley Series MTN, 0.000%, due 8/30/28	95,000	80,038

		186,700

Total Structured Note	(Cost $ 447,846)	467,876

US Government - 1.39%

U.S. Government Treasury Bill, 3.875%, 8/15/33	750,000	728,291

Total US Government	(Cost $ 705,264)	728,291

Money Market Registered Investment Companies - 5.98%

Federated Treasury Obligation Fund - Institutional Shares - 4.14% (3)	3,135,462	3,135,462

Total Money Market Registered Investment Companies	(Cost $ 3,135,462	3,135,462

Total Investments - 99.63%	(Cost $ 32,534,302)	52,235,884

Other Assets Less Liabilities - 0.37%		193,095

Total Net Assets - 100.00%		52,428,979

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$38,882,315	$-
Level 2 - Other Significant Observable Inputs	13,353,569	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$52,235,884	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Variable rate security; the coupon rate shown represents the yield at May 31, 2025.
(4) All Corporate Bonds, Municipal Bonds, Preferred Securities and Structured Notes are categorized as Level 2 of the fair value hierarchy.
ADR - American Depository Receipt
LIBOR- London Inter-Bank Offer Rate, which is an international interest rate benchmark that almost all banks use as reference to set their funding costs.